Financial instruments and financial risk management (Details 2) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 23,878				$ 42,145				$ 25,102
Trade and other receivables	27,876				17,854
Currency Risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	933	$ 132	$ 167	S/ 634	2,168	$ 244	$ 67	S/ 1,857
Trade and other receivables	10,694	158	9,618	918	9,801	411	8,933	457
Assets subject to currency risk	11,627	290	9,785	1,552	11,969	655	9,000	2,314
Accounts payable and other liabilities	(53,973)	(1,461)	(30,674)	(21,838)	(37,859)	(1,086)	(24,234)	(12,539)
Total	$ (42,346)	$ (1,171)	$ (20,889)	S/ (20,286)	$ (25,890)	$ (431)	$ (15,234)	S/ (10,225)